CONTRACT BALANCES	12 Months Ended
Dec. 31, 2019
CONTRACT BALANCES
CONTRACT BALANCES

NOTE 12 – CONTRACT BALANCES

Contract liabilities primarily represent the Company’s obligation to transfer additional goods or services to a customer for which the Company has received consideration. The consideration received remains a contract liability until goods or services have been provided to the customer.

The following table provides information about contract liabilities from contracts with customers:

	December 31,
	2019	2018
Customer deposits	$3,131,916	$283,869
Customer deposits – related parties	3,358,897	4,800,384
	$6,490,813	$5,084,253